ORGANIZATION, BASIS OF PRESENTATION, AND RECENT DEVELOPMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Basis of Presentation, and Recent Developments
Note 1.   ORGANIZATION, BASIS OF PRESENTATION, AND RECENT DEVELOPMENTS
Organization
Vapor Corp. (the “Company” or “Vapor”) is a distributor and retailer of vaporizers, e-liquids and electronic cigarettes. The Company operates fourteen retail stores and one retail kiosk in the Southeast of the United States of America and is focusing on expanding the number of Company operated stores as well as launching a franchise program. Vapor also designs, market, and distribute vaporizers, e-liquids, electronic cigarettes and accessories under the Vapor X®, Hookah Stix®, Vaporin™, and Krave®, brands. Vapor also designs and develops private label brands for distribution customers. Third party manufacturers produce Vapor’s products to meet their design specifications.
Vapor offers e-liquids, vaporizers, e-cigarettes and related products through our vape stores, online, retail channels through our direct sales force, and through third party wholesalers, retailers and value-added resellers. Retailers of our products include small-box discount retailers, big-box retailers, gas stations, drug stores, convenience stores, and tobacco shops throughout the United States.
Basis of Presentation
The Company’s unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information. The condensed consolidated financial statements include the accounts of all subsidiaries in which the Company holds a controlling financial interest as of the financial statement date.
The consolidated financial statements include the accounts of Vapor and its wholly-owned subsidiaries, The Vape Store, Inc. (“Vape Store”), Smoke Anywhere U.S.A., Inc. (“Smoke”), Emagine the Vape Store, LLC (“Emagine”) and IVGI Acquisition, Inc. All intercompany accounts and transactions have been eliminated in consolidation.
On July 7, 2015, the Company filed an amendment to its Certificate of Incorporation to effectuate a one-for-five reverse stock split to its common stock and to increase its authorized common stock to 150,000,000 shares. The amendments were effective on July 8, 2015. All warrant, option, common stock shares and per share information included in these condensed consolidated financial statements gives effect to the 1 for 5 reverse split of the Company’s common stock effectuated on July 8, 2015.
On December 9, 2015, the Company filed an amendment to its Certificate of Incorporation to increase its authorized common stock to 500,000,000 shares.
Unaudited Interim Financial Information
The unaudited condensed consolidated financial statements have been prepared by the Company and reflect all normal, recurring adjustments that, in the opinion of management, are necessary for a fair presentation of the interim financial information. The results of operations for the interim periods presented are not necessarily indicative of the results to be expected for any subsequent quarter or for the year ending December 31, 2015. Certain information and footnote disclosed normally included in financial statements prepared in accordance with GAAP have been condensed or omitted under the rules and regulations of the Securities and Exchange Commission (“SEC”). These unaudited condensed consolidated financial statements for the three and nine months ended September 30, 2015 and 2014 and notes included herein should be read in conjunction with the audited consolidated financial statements and related notes thereto as of and for the year ended December 31, 2014 included in the Company’s Annual Report on Form 10-K for such year as filed with the SEC on March 31, 2015.
Merger with Vaporin, Inc.
As disclosed in Note 3 to these condensed consolidated financial statements, on December 17, 2014, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Vaporin, Inc., a Delaware corporation (“Vaporin”) pursuant to which Vaporin was to merge with and into the Company with the Company being the surviving entity. On the same date, the Company also entered into a joint venture with Vaporin (the “Joint Venture”) through the execution of an operating agreement (the “Operating Agreement”) of Emagine, pursuant to which the Company and Vaporin were 50% members of Emagine.
On March 4, 2015, the acquisition of Vaporin by the Company (the “Merger”) was completed pursuant to the terms of the Merger Agreement. In connection with the Merger, Vape Store and Emagine became wholly-owned subsidiaries of the Company.
Series A Units Offering
On July 29, 2015, the Company closed a registered public offering of 3,761,657 Units at $11.00 per Unit for gross proceeds of approximately $41.4 million and net proceeds of approximately $38.7 million. Each Unit consisted of one-fourth of a share of Series A preferred stock and 20 Series A warrants. Each one-fourth of a share of Series A preferred stock is convertible into 10 shares of common stock and each Series A warrant is exercisable into one share of common stock at an exercise price of  $1.24 per share (See Note 7).

Note 1.   ORGANIZATION, BASIS OF PRESENTATION AND RECENT DEVELOPMENTS
Organization
Vapor Corp. (the “Company”) is the holding company for its wholly owned subsidiaries Smoke Anywhere U.S.A., Inc. (“Smoke”) and IVGI Acquisition, Inc. The Company designs, markets and distributes vaporizers, e-liquids, electronic cigarettes and accessories under the emagine vapor™, Krave®, VaporX®, Hookah Stix®, Fifty-One® (also known as Smoke 51) and Alternacig® brands. “Vaporizers”, “Electronic cigarettes” or “e-cigarettes,” are battery-powered products that enable users to inhale nicotine vapor without smoke, tar, ash, or carbon monoxide.
The Company was originally incorporated as Consolidated Mining International, Inc. in 1985 as a Nevada corporation, and the Company changed its name in 1987 to Miller Diversified Corporation whereupon the Company operated in the commercial cattle feeding business until October 31, 2003 when the Company sold substantially all of its assets and became a discontinued operation. On November 5, 2009, the Company acquired Smoke Anywhere USA, Inc., a distributor of electronic cigarettes, in a reverse triangular merger. As a result of the merger, Smoke Anywhere USA, Inc. became the sole operating business. On January 7, 2010, the Company changed its name to Vapor Corp. The Company reincorporated to the State of Delaware from the State of Nevada effective on December 31, 2013.
Basis of Presentation and Reverse Stock Split
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).
Effective on December 27, 2013, the Company effected a reverse stock split of its common stock at a ratio of 1-for-5. No fractional shares of common stock were issued, and no cash or other consideration were paid as a result of the reverse stock split. Instead, the Company issued one whole share of post-reverse stock split common stock in lieu of each fractional share of common stock. As a result of the reverse stock split, the Company’s share capital was reduced to 51,000,000 shares from 251,000,000 shares, of which 50,000,000 shares are common stock and 1,000,000 shares are “blank check” preferred stock.
All references in these notes and in the related consolidated financial statements to number of shares, price per share and weighted average number of shares outstanding of common stock prior to the reverse stock split (including the share capital decrease) have been adjusted to reflect the reverse stock split (including the share capital decrease) on a retroactive basis, unless otherwise noted.
Merger with Vaporin, Inc.
As fully-disclosed in Note 4 to these consolidated financial statements, on December 17, 2014, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Vaporin, Inc., a Delaware corporation (“Vaporin”) pursuant to which Vaporin was to merge with and into the Company with the Company being the surviving entity. On the same date, the Company also entered into a joint venture with Vaporin (the “Joint Venture”) through the execution of an operating agreement (the “Operating Agreement”) of Emagine the Vape Store, LLC, a Delaware limited liability company (“Emagine”), pursuant to which the Company and Vaporin were 50% members of Emagine.
On March 4, 2015, the acquisition of Vaporin by the Company (the “Merger”) was completed pursuant to the terms of the Merger Agreement. In connection with the Merger, Emagine became a wholly-owned subsidiary of the Company.